1998 SEMIANNUAL REPORT


IDS
Progressive
Fund

(icon of) shooting star

      The goal of IDS Progressive Fund Inc. is long-term growth of capital. The Fund invests primarily in undervalued common stocks.

      American Express Financial Advisors

      Distributed by American Express Financial Advisors Inc.

The power of
patience

Everyone likes to get a bargain. In the investment world, bargains are known as "value" stocks -- stocks whose prices are believed to be low in relation to the true worth of their respective companies. In the case of Progressive Fund, the focus is on small-company value stocks, which can get overlooked as investors try to find a new "high-flier." Many of these companies have already proved themselves in the marketplace and are financially sound. Patient investors may benefit, however, when such stocks get rediscovered and eventually rise to their fair values.

Contents

From the chairman                            3
From the portfolio manager                   3
The Fund's ten largest holdings              5
Financial statements                         6
Notes to financial statements                9
Investments in securities                   24
Board members and officers                  27
IDS mutual funds                            28

 To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That potential for such volatility reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

      Before closing, I want to introduce a new portfolio manager for this fund -- Kurt Winters, who assumed that role last January. For a review of the past period, please consult his letter, which begins on this page.



      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the Board

      From the portfolio manager

      A repositioned portfolio and a strong stock market combined to produce a double-digit gain by IDS Progressive Fund during the first half of the fiscal year -- October 1997 through March 1998. For investors in Class A shares, the total return came to 11.7% for the six months. (Part of the Fund's return came in the form of a capital gain paid to shareholders in December 1997, which reduced the Fund's net asset value by a like amount at that time.)

      The period began on a sour note, as the spillover from financial crisis in Asia sent the U.S. stock market tumbling last fall. Investors spent much of the next few months trying to fathom how the Asian situation would ultimately play out for U.S. companies, a conundrum that kept stocks off balance through January.

      By that time, investors apparently had decided that the effect of the "Asian flu" wouldn't be serious. Soon, with their spirits fortified by ongoing reports of low inflation and good economic growth here at home, they moved aggressively back into stocks, resulting in a resounding rally during February and March.

      Less-volatile performance

      As for the Fund, its performance basically tracked that of the broad market, the chief difference being that it held up better during last fall's downturn, while it slightly lagged the market during the subsequent rebound. The second point was essentially a function of the fact that the market continued to be driven by large-capitalization growth stocks, as opposed to the smaller and less highly valued stocks that form the foundation of this fund's portfolio.

      Beginning late last year, I raised the median market capitalization of the portfolio by adding more mid-cap stocks. In addition, to position the Fund for greater potential appreciation, I substantially reduced the level of cash reserves -- in effect, putting more money to work in stocks. This strategy also proved beneficial when the market rallied late in the period. Finally, I reduced holdings among industrial stocks in favor of more consumer-related issues, which also enhanced performance.

      These changes have positioned the Fund to be more market-sensitive than in the past. Over the long run, this should allow the Fund to generate higher returns. What remains unchanged is the Fund's emphasis on stocks that offer good investment value relative to their price. This strategy has proved to be quite rewarding over time, and I also think it makes good sense at this juncture in the bull market of the 1990s.




      Kurt Winters
      (picture of) Kurt Winters
      Kurt Winters
      Portfolio Manager

      To our shareholders


Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998      $   10.39

Sept. 30, 1997      $   10.17

Increase            $     .22


Distributions
Oct. 1, 1997 - March 31, 1998


From income         $    0.34

From capital gains  $    0.52

Total distributions$     0.86

Total return*          +11.7%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998      $   10.26

Sept. 30, 1997      $   10.03

Increase            $     .23


Distributions
Oct. 1, 1997 - March 31, 1998


From income         $    0.29

From capital gains  $    0.52

Total distributions$     0.81

Total return*          +11.3%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998      $   10.40

Sept. 30, 1997      $   10.18

Increase            $     .22


Distributions
Oct. 1, 1997 - March 31, 1998


From income         $    0.35

From capital gains  $    0.52

Total distributions$     0.87

Total return*          +11.7%**


      * The prospectus discusses the effect of sales charges, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Fund's ten largest holdings


                                              Percent                Value
                               (of Fund's net assets)     (as of March 31, 1998)

       Cincinnati Bell                          2.26%          $14,962,500

       First Virginia Banks                     2.06            13,638,374

       TCF Financial                            1.85            12,217,499

       Sterling Software                        1.79            11,864,999

       Hormel Foods                             1.79            11,837,812

       Danaher                                  1.72            11,390,625

       Sierra Pacific Resources                 1.70            11,268,749

       U.S. Foodservice                         1.70            11,227,813

       Southtrust                               1.66            10,992,188

       Petroleum Geo-Services ADR               1.66            10,984,374

(icon of) shooting star


The ten holdings listed here make up 18.19% of the Fund's net assets



 Financial statements


      Statement of assets and liabilities
      IDS Progressive Fund, Inc.
      March 31, 1998



                                  Assets

                                                                                                   (Unaudited)
 Investment in securities, at value (Note 1)
      Investments in securities of unaffiliated issuers (identified cost $541,971,105)            $664,398,423
      Investments in securities of affiliated issuer (identified cost $5,695,964)                    7,171,874
                                                                                                     ---------
 Total investments in securities (identified cost $547,667,069)                                    671,570,297
 Cash in bank on demand deposit                                                                        302,171
 Dividends and accrued interest receivable                                                             407,646
 Receivable for investment securities sold                                                           3,827,010
                                                                                                     ---------
 Total assets                                                                                      676,107,124
                                                                                                   -----------

                                  Liabilities

 Payable for investment securities purchased                                                         6,622,281
 Payable upon return of securities loaned (Note 4)                                                   7,700,000
 Accrued investment management services fee                                                             11,151
 Accrued distribution fee                                                                                1,778
 Accrued service fee                                                                                     3,135
 Accrued administrative services fees                                                                    1,004
 Other accrued expenses                                                                                 39,476
                                                                                                        ------
 Total liabilities                                                                                  14,378,825
                                                                                                    ----------
 Net assets applicable to outstanding capital stock                                               $661,728,299
                                                                                                  ============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                          $    637,898
 Additional paid-in capital                                                                        451,605,825
 Undistributed net investment income                                                                 1,161,101
 Accumulated net realized gain (loss) (Note 1)                                                      83,892,776
 Unrealized appreciation (depreciation) on investments and on
      translation of assets and liabilities in foreign currencies (Note 6)                         124,430,699
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                          $661,728,299
                                                                                                  ============
 Net assets applicable to outstanding shares:             Class A                                 $564,616,685
                                                          Class B                                 $ 87,188,301
                                                          Class Y                                 $  9,923,313
 Net asset value per share of outstanding capital stock:  Class A shares      54,333,904          $      10.39
                                                          Class B shares       8,501,536          $      10.26
                                                          Class Y shares         954,376          $      10.40

See accompanying notes to financial statements.




      Statement of operations
      IDS Progressive Fund, Inc.
      Six months ended March 31, 1998



                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends (including $27,000 earned from affiliates)                                             $  3,007,058
 Interest                                                                                            2,019,276
      Less foreign taxes withheld                                                                       (8,217)
 Total income                                                                                        5,018,117
 Expenses (Note 2):
 Investment management services fee                                                                  1,904,779
 Distribution fee -- Class B                                                                           261,452
 Transfer agency fee                                                                                   373,300
 Incremental transfer agency fee-- Class B                                                               4,111
 Service fee
      Class A                                                                                          433,564
      Class B                                                                                           60,830
      Class Y                                                                                            4,099
 Administrative services fees and expenses                                                             166,207
 Compensation of board members                                                                           5,736
 Custodian fees                                                                                         39,403
 Postage11,400
 Registration fees                                                                                      42,919
 Reports to shareholders                                                                                 7,011
 Audit fees                                                                                             12,250
                                                                                                        ------
 Total expenses                                                                                      3,327,061
      Earnings credits on cash balances (Note 2)                                                       (37,217)
                                                                                                       -------
 Total net expenses                                                                                  3,289,844
 Investment income (loss)-- net                                                                      1,728,273
                                                                                                     ---------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                                81,139,484
      Financial futures contracts (Note 6)                                                           2,752,105
      Foreign currency transactions                                                                      1,900
                                                                                                         -----
 Net realized gain (loss) on investments                                                            83,893,489
 Net change in unrealized appreciation (depreciation) on investments and on
      translation of assets and liabilities in foreign currencies                                  (17,281,608)
                                                                                                   -----------
 Net gain (loss) on investments and foreign currencies                                              66,611,881
                                                                                                    ----------
 Net increase (decrease) in net assets resulting from operations                                   $68,340,154
                                                                                                   ===========

See accompanying notes to financial statements.


      Financial statements


      Statements of changes in net assets
      IDS Progressive Fund, Inc.



                             Operations and distributions                 March 31, 1998        Sept. 30, 1997

                                                                        Six months ended            Year ended
                                                                             (Unaudited)
 Investment income (loss)-- net                                             $  1,728,273          $  3,998,467
 Net realized gain (loss) on investments                                      83,893,489            44,680,881
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies     (17,281,608)           87,815,921
                                                                             -----------            ----------
 Net increase (decrease) in net assets resulting from operations              68,340,154           136,495,269
                                                                              ----------           -----------
 Distributions to shareholders from:
      Net investment income
            Class A                                                           (3,791,505)           (3,537,075)
            Class B                                                             (198,408)             (139,272)
            Class Y                                                              (65,315)              (37,540)
      Net realized gain
            Class A                                                          (38,328,394)          (26,372,964)
            Class B                                                           (5,367,116)           (2,052,354)
            Class Y                                                             (588,363)             (238,498)
                                                                                --------              --------
 Total distributions                                                         (48,339,101)          (32,377,703)
                                                                             -----------           -----------

                                  Capital share transactions (Note 5)

 Proceeds from sales
      Class A shares (Note 2)                                                 48,189,717            58,138,297
      Class B shares                                                          22,864,958            27,926,302
      Class Y shares                                                           2,501,262             3,669,597
 Reinvestment of distributions at net asset value
      Class A shares                                                          40,467,589            29,257,627
      Class B shares                                                           5,514,029             2,173,196
      Class Y shares                                                             653,678               276,038
 Payments for redemptions
      Class A shares                                                         (31,682,500)          (57,382,629)
      Class B shares (Note 2)                                                 (3,852,399)           (4,832,125)
      Class Y shares                                                            (976,636)           (1,092,897)
                                                                                --------            ----------
 Increase (decrease) in net assets from capital share transactions            83,679,698            58,133,406
                                                                              ----------            ----------
 Total increase (decrease) in net assets                                     103,680,751           162,250,972
 Net assets at beginning of period                                           558,047,548           395,796,576
                                                                             -----------           -----------
 Net assets at end of period                                                $661,728,299          $558,047,548
                                                                            ============          ============
 Undistributed net investment income                                        $  1,161,101          $  3,488,056
                                                                            ------------          ------------

See accompanying notes to financial statements.


 Notes to financial statements


      IDS Progressive Fund, Inc.
      (Unaudited as to March 31, 1998)


  1

Summary of
significant
accounting policies



      The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in undervalued common stocks. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations
      and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      An annual dividend from net investment income, declared and paid at the end of the calendar year, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


  2

Expenses and
sales charges


      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio and providing administrative services. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.64% to 0.515% annually. The fee is adjusted upward or downward by a performance incentive adjustment based on the Fund's average daily net assets over a rolling twelve-month period as measured against the change in the Lipper Capital Appreciation Fund Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $98,544 for the six months ended March 31, 1998.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15

     oClass B $16

     oClass Y $15

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $646,323 for Class A and $16,676 for Class B for the six months ended March 31, 1998. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

      During the six months ended March 31, 1998, the Fund's custodian and transfer agency fees were reduced by $37,217 as a result of earnings credits from overnight cash balances.


3

Securities
transactions


      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $453,770,504 and $362,218,556, respectively, for the six months ended March 31, 1998. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $24,768 for the six months ended March 31, 1998.


  4

Lending of
portfolio
securities


      At March 31, 1998, securities valued at $7,606,250 were on loan to brokers. For collateral, the Fund received $7,700,000 in cash. Income from securities lending amounted to $67,595 for the six months ended March 31, 1998. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


  5

Capital share
transactions


      Transactions in shares of capital stock for the periods indicated are as follows:

                                         Six months ended March 31, 1998
                                      Class A       Class B       Class Y

      Sold                          4,900,253     2,357,696       258,181

      Issued for reinvested         4,355,107       600,137        70,318
        distributions

      Redeemed                     (3,223,293)     (399,772)      (98,491)

      Net increase (decrease)       6,032,067     2,558,061       230,008


                                            Year ended Sept. 30, 1997
                                      Class A       Class B       Class Y

      Sold                          6,618,226     3,202,387       420,561

      Issued for reinvested         3,597,404       269,232        33,932
        distributions

      Redeemed                     (6,614,552)     (559,212)     (125,747)

      Net increase (decrease)       3,601,078     2,912,407       328,746


6

Stock index
futures contracts

      At March 31, 1998, cash was pledged as collateral to cover initial margin deposits on 135 open purchase contracts. The market value of the open purchase contracts at March 31, was $19,053,125 with a net unrealized gain of $527,440. See "Summary of significant accounting policies."


      Notes to financial statements

7

Financial highlights

      The  tables  below  show  certain  important  financial   information  for
      evaluating the Fund's results.

                                Fiscal period ended Sept. 30,
                                Per share income and capital changesa
                                                                     Class A
                                1998b    1997    1996    1995    1994    1993    1992    1991    1990    1989

Net asset value,               $10.17   $8.23   $7.66   $6.94   $7.11   $6.26   $5.77   $5.03   $7.16   $6.40
beginning of period

                                Income from investment operations:
Net investment income (loss)     .03      .08     .09     .13     .11     .10     .12     .18     .23     .31

Net gains (losses)              1.05     2.54     .96    1.01     .44     .88     .53     .81  (1.24)     .52
(both realized
and unrealized)

Total from investment           1.08     2.62    1.05    1.14     .55     .98     .65     .99  (1.01)     .83
operations

                                Less distributions:
Dividends from net             (.08)    (.08)   (.13)   (.12)   (.11)   (.09)   (.16)   (.20)   (.34)   (.07)
investment income

Distributions from             (.78)    (.60)   (.35)   (.30)   (.61)   (.04)      --   (.05)   (.78)      --
realized gains

Total distributions            (.86)    (.68)   (.48)   (.42)   (.72)   (.13)   (.16)   (.25)  (1.12)   (.07)

Net asset value,               10.39   $10.17   $8.23   $7.66   $6.94   $7.11   $6.26   $5.77   $5.03   $7.16
end of period

                                Ratios/supplemental data

                                                                     Class A
                               1998b     1997    1996    1995    1994    1993    1992    1991    1990    1989
Net assets, end of              $565     $491    $368    $337    $277    $255    $174    $132    $127    $176
period (in millions)

Ratio of expenses to          1.06%f    1.10%   1.04%   1.04%    .99%   1.09%   1.06%    .98%    .79%    .75%
average daily net assetsc

Ratio of net income            .69%f     .95%   1.21%   1.85%   1.65%   1.64%   2.07%   3.11%   3.38%   4.23%
 (loss) to average
daily net assets

Portfolio turnover rate          69%      60%     56%     60%     77%     75%     87%    125%     86%    132%
(excluding short-term
securities)

Total returnd                  11.7%    33.9%   14.4%   17.6%    7.9%   15.9%   11.4%   20.8% (16.3%)   13.1%
Average brokerage             $.0520   $.0375  $.0504      --      --      --      --      --      --      --
commission ratee

  a  For a share outstanding throughout the period. Rounded to the nearest cent.
  b  For the six months ended March 31, 1998 (Unaudited).
  c  Effective fiscal year 1996, expense ratio is based on total expenses of the
     Fund before reduction of earnings credits on
     cash balances.
  d  Total return does not reflect payment of a sales charge.
  e  Effective fiscal year 1996,  the Fund is  required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.
 f   Adjusted to an annual basis.




                                Fiscal period ended Sept. 30,
                                Per share income and capital changesa
                                             Class B                                   Class Y
                            1998c     1997     1996       1995b          1998c    1997     1996     1995b
Net asset value,           10.03     $8.15    $7.63      $6.88          10.18    $8.24    $7.67    $6.88
beginning of period

Income from investment operations:
Net investment income (loss)  --     .03        .06        .02            .03      .09   .11        .06

Net gains                   1.04    2.49        .92        .73           1.06     2.54   .95        .73
(both realized
and unrealized)

Total from investment       1.04    2.52        .98        .75           1.09     2.63  1.06        .79
operations

             Less distributions:
Dividends from net         (.03)   (.04)      (.11)         --          (.09)    (.09) (.14)         --
investment income

Distributions from         (.78)   (.60)      (.35)         --          (.78)    (.60) (.35)         --
realized gains

Total distributions        (.81)   (.64)      (.46)         --          (.87)    (.69) (.49)         --

Net asset value,          $10.26  $10.03      $8.15      $7.63        $10.40    $10.18 $8.24      $7.67
end of period

                                Ratios/supplemental data
                                             Class B                                   Class Y
                              1998c    1997    1996       1995b         1998c     1997     1996     1995b
Net assets, end of             $87     $60      $25         $7           $10      $7       $3        $2
period (in millions)

Ratio of expenses to         1.82%d   1.87%     1.81%    1.84%d         .98%d    .98%      .87%     .88%d
average daily net assetse

Ratio of net income          (.09)%d   .21%    .36%      1.03%d         .74%d   1.09%     1.31%    1.95%d
(loss) to averag
daily net assets

Portfolio turnover rate         69%     60%     56%         60%           69%     60%       56%      60%
(excluding short-term
securities)

Total returnf                11.3%    32.9%   13.5%      10.9%         11.7%    34.1%     14.6%    11.5%

Average brokerage            $.0520  $.0375  $.0504         --         $.0520  $.0375    $.0504      --
commission rateg

  a For a share outstanding  throughout the period. Rounded to the nearest cent.
  b Inception date was March 20, 1995.
  c For the six months ended March 31, 1998 (Unaudited).
  d Adjusted to an annual basis.
  e Effective  fiscal year 1996,  expense ratio is based on total  expenses of the Fund before reduction of earnings credits on cash balances.
  f Total return does not reflect payment of a sales charge.
  g Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.



      Investments in securities


      IDS Progressive Fund, Inc.
      March 31, 1998 (Unaudited)

                                                (Percentages represent
                                                  value of investments
                                               compared to net assets)


 Common stocks - 92.8%
Issuer                       Shares       Value(a)

 Aerospace & defense - 2.1%
 Goodrich (BF)              135,000      $6,893,438
 Howmet Intl                375,000(b)    6,703,125
 Total                                   13,596,563


 Automotive & related - 3.9%
 Danaher                    150,000      11,390,625
 Dura Automotive
    Systems Cl A            220,000(b)    7,067,500
 Tower Automotive           168,200(b)    7,569,000
 Total                                   26,027,125


 Banks and savings & loans - 7.8%
 Charter One Financial      125,000       8,367,188
 First Security             275,000       6,548,438
 First Virginia Banks       243,000      13,638,374
 Southtrust                 262,500      10,992,188
 TCF Financial              360,000      12,217,499
 Total                                   51,763,687

 Beverages & tobacco - 1.5%
 Fortune Brands             255,000      10,168,125


 Building materials & construction - 2.6%
 Martin Marietta Materials  166,700       7,199,356
 Southern Energy Homes      300,000(b)    3,637,500
 Toll Brothers              225,000(b)    6,328,125
 Total                                   17,164,981

 Chemicals - 1.9%
 Airgas                     395,000(b)    6,813,750
 BetzDearborn               100,000       5,643,750
 Total                                   12,457,500


 Communications equipment & services - 1.8%
 Andrew Corp                240,000(b)    4,755,000
 DSC Communications         335,000(b)    6,092,813
 Norstan                     35,000         866,250
 Total                                   11,714,063

 Computers & office equipment - 8.6%
 American Management
    Systems                 360,000(b)    9,900,000
 Learning Co                350,000(b)    8,093,750
 Network Associates         110,000(b)    7,287,500
 Platinum Technology        105,000(b)    2,703,750
 Policy Management Systems  127,500(b)   10,239,844
 Solectron                  146,000(b)    6,168,500
 Sterling Software          210,000(b)   11,864,999
 Total                                   56,258,343


 Electronics - 1.2%
 Lattice Semiconductor       90,000(b)    4,629,375
 Thomas & Betts              55,900       3,577,600
 Total                                    8,206,975

 Energy - 3.0%
 Anadarko Petroleum         100,000      $6,900,000
 Newfield Exploration       399,600(b)   10,414,575
 Vastar Resources            61,000       2,649,688
 Total                                   19,964,263

 Energy equipment & services - 2.1%
 Jacobs Engineering Group   110,000(b)    3,561,250
 Tidewater                  240,000      10,515,000
 Total                                   14,076,250


 Financial services - 2.9%
 Allmerica Financial         85,600       5,467,700
 CIT Group Cl A             275,000       8,971,875
 Providian Financial         80,000       4,595,000
 Total                                   19,034,575

 Food - 3.5%
 Hormel Foods               305,000      11,837,812
 U.S. Foodservice           305,000(b)   11,227,813
 Total                                   23,065,625


 Foreign - 5.2%(c)
 ACE                        288,819      10,884,866
 Elan ADR                   145,000(b,d)  9,370,625
 MOL Magyar Olaj-es
    Gazipari GDR             50,000(b)    1,532,500
 Petroleum Geo-Services ADR 185,000(b)   10,984,374
 Yanzhou Coal Mining ADR    100,000(b)    1,600,000
 Total                                   34,372,365


 Furniture & appliances - 1.4%
 Leggett & Platt             36,400       1,872,325
 Maytag                     150,000       7,171,875
 Total                                    9,044,200


 Health care - 4.3%
 DePuy                      295,000       8,942,188
 Life Technologies          258,350       9,946,475
 Watson Pharmaceuticals     260,000(b)    9,360,000
 Total                                   28,248,663

 Health care services - 1.2%
 Beverly Enterprises        615,000(b)    8,187,188


 Industrial equipment & services - 4.3%
 AGCO                       165,000       4,898,438
 AMETEK                     115,000       3,442,813
 Cincinnati Milacron        225,000(g)    7,171,874
 Kennametal                 108,000       5,683,500
 Wyman-Gordon               305,000(d)    6,976,875
 Total                                   28,173,500

 Insurance - 2.4%
 Executive Risk             150,000     $10,687,500
 Nationwide Financial
    Services Cl A           120,000       5,205,000
 Total                                   15,892,500

 Leisure time & entertainment - 0.5%
 Polaris Inds                90,000       3,330,000


 Media - 2.5%
 Journal Register           150,000(b)    3,131,250
 Lee Enterprises            100,000       3,356,250
 Sinclair Broadcast Group Cl A180,000    10,372,500
 Total                                   16,860,000

 Metals - 1.7%
 Carpenter Technology       135,000       7,290,000
 Steel Dynamics             175,000(b)    3,718,750
 Total                                   11,008,750


 Miscellaneous - 1.0%
 Ocean Energy               286,000(b)    6,738,875


 Multi-industry conglomerates - 3.6%
 Baldor Electric            245,000       6,599,688
 Hubbell Cl B               120,000       6,045,000
 Interim Services           240,000(b)    8,100,000
 YORK Intl                   71,000       3,195,000
 Total                                   23,939,688


 Paper & packaging - 3.0%
 Bemis                      150,000       6,768,749
 Champion Intl               65,000       3,530,313
 Fort James                 125,000       5,726,563
 Rayonier                    80,000       3,655,000
 Total                                   19,680,625


 Real estate investment trust - 2.1%
 Arden Realty               250,000       7,125,000
 Highwoods Properties       200,000       7,062,500
 Total                                   14,187,500


 Restaurants & lodging - 0.5%
 Wendy's Intl               150,000       3,346,875


 Retail - 4.2%
 Food Lion Cl A             700,000       7,481,250
 Meyer (Fred)               160,000(b)    7,390,000
 OfficeMax                  380,000(b)    6,792,500
 United Stationers          100,000       6,181,250
 Total                                   27,845,000

 Transportation - 1.0%
 CNF Transportation         100,000      $3,593,750
 Wisconsin Central
    Transportation          115,000(b)    3,237,969
 Total                                    6,831,719

 Utilities -- electric - 6.5%
 Carolina Power & Light     200,000       9,050,000
 DPL322,500               6,288,750
 KU Energy                  180,000       7,706,250
 Sierra Pacific Resources   300,000      11,268,749
 Teco Energy                300,000       8,475,000
 Total                                   42,788,749

 Utilities -- gas - 1.3%
 Questar                    210,000       8,728,125


 Utilities -- telephone - 3.2%
 Century Telephone
    Enterprises             103,000       6,295,875
 Cincinnati Bell            420,000      14,962,500
 Total                                   21,258,375

 Total common stocks
 (Cost: $490,191,300)                  $613,960,772


 Bond - 1.0%
Issuer           Coupon    Principal       Value(a)
                  rate       amount

 Baker Hughes
    Zero Coupon Cv Nts
    05-05-08     1.69%    $7,750,000(f)  $6,432,500

 Total bond
 (Cost: $6,298,744)                      $6,432,500



 Short-term securities - 7.7%(h)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agencies - 2.5%
 Federal Home Loan Mtge Corp Disc Nt
    04-13-98         5.47%  $5,400,000   $5,390,199
 Federal Natl Mtge Assn Disc Nts
    04-13-98       5.54      1,100,000    1,097,972
    05-04-98       5.48      9,900,000    9,850,451
 Total                                   16,338,622

 Commercial paper - 5.1%
 ABB Treasury Center USA
    04-13-98      5.55       1,100,000(e) 1,097,972
 ANZ (Delaware)
    04-06-98       5.55      3,200,000    3,197,542

 BBV Finance (Delaware)
    04-01-98      5.53%     $1,800,000   $1,800,000
    04-08-98       5.54      3,300,000    3,296,458
 Bell Atlantic Finance
    04-08-98       5.54      1,800,000    1,798,068
 Coca-Cola
    04-21-98       5.54        600,000      598,160
 Delaware Funding
    04-17-98       5.55      5,600,000(e) 5,586,237
 Fleet Funding
    04-24-98       5.57      1,900,000(e) 1,893,275
 Paccar Financial
    04-08-98       5.55      5,300,000    5,294,301
 Toyota Motor Credit
    04-09-98       5.55      4,400,000    4,394,593

 USAA Capital
    04-22-98      5.55%     $5,000,000   $4,983,871
 Total                                   33,940,477

 Letter of credit - 0.1%
 Bank of America-
 AES Hawaii
    04-16-98       5.55        900,000      897,926


 Total short-term securities
 (Cost: $51,177,025)                    $51,177,025


 Total investments in securities
 (Cost $547,667,069(i)                 $671,570,297


See accompanying notes to investments in securities.



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Security is partially or fully on loan. See Note 4 to financial statements.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended March 31, 1998 are as follows:

                           Beginning         Purchase     Sales          Ending     Dividend          Value(a)
Affiliates                      cost             cost      cost            cost       income
Cincinnati Milacron*             $--       $5,695,964       $--      $5,695,964      $27,000        $7,171,874

*Issuer was not an affiliate for the entire period ended March 31, 1998.

(h) At March 31, 1998, cash or short-term securities were pledged as initial deposit on the following open stock index futures purchase contracts (see Note 6 to the financial statements):

Type of security                                                                                      Contracts

Midcap 400, June 1998                                                                                       100
Standard & Poor's 500 Stock Index, June 1998                                                                 35

(i) At March 31, 1998, the cost of securities for federal income tax purposes was approximately $547,667,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................$129,557,000
Unrealized depreciation.......................................(5,654,000)
Net unrealized appreciation.................................$123,903,000


          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

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IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

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IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

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Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

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IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

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For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

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Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Progressive Fund
IDS Tower 10
Minneapolis, MN 55440-0010